`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     January 31, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total:		225,348

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Technologies Inc     COM              01741R102      484     5341 SH       SOLE                                       5341
American Intl Group Com        COM              026874107     7155    99840 SH       SOLE                                      99840
Amgen Inc                      COM              031162100     4346    63617 SH       SOLE                                      63617
Anheuser Busch                 COM              035229103     4960   100805 SH       SOLE                                     100805
Aquila Inc Com                 COM              03840P102      163    34750 SH       SOLE                                      34750
Avon Prods Inc Com             COM              054303102     1683    50935 SH       SOLE                                      50935
Bank Of America Corp New       COM              060505104      727    13616 SH       SOLE                                      13616
Bell South Corp NFSC           COM              079860102      304     6461 SH       SOLE                                       6461
Berkshire Hathaway Inc Del Cl  COM              084670108     2750       25 SH       SOLE                                         25
Berkshire Hathaway Inc Del Cl  COM              084670207    13476     3676 SH       SOLE                                       3676
Capital Crossing Bk Com        COM              140071101      264     8880 SH       SOLE                                       8880
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     4168   143482 SH       SOLE                                     143482
ChevronTexaco Corp Com         COM              166764100    10721   145810 SH       SOLE                                     145810
Cisco Sys Inc                  COM              17275R102     7418   271436 SH       SOLE                                     271436
Coca-Cola                      COM              191216100     2774    57493 SH       SOLE                                      57493
ConocoPhillips Com             COM              20825C104     8619   119792 SH       SOLE                                     119792
Dell Computer                  COM              24702R101     4331   172613 SH       SOLE                                     172613
Exxon Mobil Corp Com           COM              30231G102    20579   268547 SH       SOLE                                     268547
Fidelity Comwlth Tr Ndq Cp Idx COM              315912808      250     2630 SH       SOLE                                       2630
Fuelnation Inc Com New         COM              359528205        1    10000 SH       SOLE                                      10000
General Electric Co            COM              369604103     7708   207157 SH       SOLE                                     207157
Global Crossing                COM              G3921A100        0    13195 SH       SOLE                                      13195
Home Depot                     COM              437076102     6735   167699 SH       SOLE                                     167699
Intel                          COM              458140100     4467   220600 SH       SOLE                                     220600
International Pwr Grou Com     COM              46018A100        6    11525 SH       SOLE                                      11525
Ishares Tr Dj Sel Div Inx      COM              464287168     6849    96829 SH       SOLE                                      96829
Ishares Tr Msci Val Idx        COM              464288877     7110    98481 SH       SOLE                                      98481
Johnson & Johnson              COM              478160104     8353   126523 SH       SOLE                                     126523
Kinder Morgan Inc Kans Com     COM              49455P101     5113    48351 SH       SOLE                                      48351
Kinder Morgan Mgmt Llc Shs     COM              49455U100      286     6270 SH       SOLE                                       6270
Lowes Cos Inc Com              COM              548661107     2641    84778 SH       SOLE                                      84778
Medtronic                      COM              585055106     1684    31480 SH       SOLE                                      31480
Microsoft                      COM              594918104     6066   203142 SH       SOLE                                     203142
Nasdaq 100 Tr Unit Ser 1       COM              631100104     1036    24015 SH       SOLE                                      24015
Nokia Corp Sponsored Adr       COM              654902204     3899   191891 SH       SOLE                                     191891
Oracle Corp Com                COM              68389X105     4942   288303 SH       SOLE                                     288303
Pepsico                        COM              713448108     4336    69324 SH       SOLE                                      69324
Pfizer                         COM              717081103     5723   220983 SH       SOLE                                     220983
Proctor & Gamble               COM              742718109     3008    46807 SH       SOLE                                      46807
Provident Energy Tr Tr Unit    COM              74386K104     2479   227172 SH       SOLE                                     227172
SLM Corp                       COM              78442P106     5972   122450 SH       SOLE                                     122450
Spyder Tr Unit Ser 1           COM              78462F103      469     3310 SH       SOLE                                       3310
Student Loan Corp              COM              863902102     5075    24483 SH       SOLE                                      24483
Suntrust Banks                 COM              867914103      391     4628 SH       SOLE                                       4628
United Healthcare Corp Com     COM              91324P102     5864   109137 SH       SOLE                                     109137
Unitrin Inc Com                COM              913275103      556    11100 SH       SOLE                                      11100
Wal-Mart Stores Inc            COM              931142103      290     6283 SH       SOLE                                       6283
Walgreens, Inc.                COM              931422109     1992    43400 SH       SOLE                                      43400
Wrigley                        COM              982526105     3771    72910 SH       SOLE                                      72910
iShares Tr Russell 1000 Growth COM              464287614      513     9317 SH       SOLE                                       9317
iShares Tr Russell 2000        COM              464287655      706     9047 SH       SOLE                                       9047
iShares Tr S&P 500/Bar Value   COM              464287408      229     2975 SH       SOLE                                       2975
iShares Tr S&P Gbl Energy      COM              464287341     5220    46827 SH       SOLE                                      46827
iShares Tr S&P Midcap Value    COM              464287705     5292    66787 SH       SOLE                                      66787
iShares Tr S&P Smlcp Grow      COM              464287887     1284    10038 SH       SOLE                                      10038
iShares Tr S&P Smlcp Value     COM              464287879     2857    37917 SH       SOLE                                      37917
ishares Tr S&p 100 Idx Fd      COM              464287101     7253   109766 SH       SOLE                                     109766